Income taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expenses [Line Items]
Canadian enacted statutory rate (percent)	26.50%	26.50%
Valuation allowance for deferred tax assets	$ 97,344	$ 107,583	$ 27,471
Undistributed earnings of foreign subsidiaries	908,449
Minimum
Income Tax Expenses [Line Items]
Deferred tax asset, increase (decrease), amount	83,434
Maximum
Income Tax Expenses [Line Items]
Deferred tax asset, increase (decrease), amount	$ 151,759